Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 16, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 28, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	$ 16,714	$ 16,962	$ 16,124	$ 15,733	$ 13,592	$ 15,252	$ 14,755	$ 14,302	$ 11,881	$ 13,059	$ 13,609	$ 14,718	$ 15,430	$ 15,241	$ 14,816	$ 13,752	$ 11,500	$ 11,696	$ 10,592		$ 12,623	$ 12,347	$ 11,895	$ 11,947	$ 11,260	$ 11,119	$ 12,213	$ 12,344	$ 12,871	$ 11,937	$ 11,478	$ 10,780	$ 10,087	$ 9,671	$ 9,746	$ 9,686	$ 9,003	$ 9,993		$ 10,540	$ 10,681	$ 9,833	$ 10,000
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	16,714	16,962	16,124	15,733	13,592	15,252	14,755	14,302	11,881	13,059	13,609	14,718	15,430	15,241	14,816	13,752	11,500	11,696	10,592		12,623	12,347	11,895	11,947	11,260	11,119	12,213	12,344	12,871	11,937	11,478	10,780	10,087	9,671	9,746	9,686	9,003	9,993		10,540	10,681	9,833	10,000
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	16,714	16,962	16,124	15,733	13,592	15,252	14,755	14,302	11,881	13,059	13,609	14,718	15,430	15,241	14,816	13,752	11,500	11,696	10,592		12,623	12,347	11,895	11,947	11,260	11,119	12,213	12,344	12,871	11,937	11,478	10,780	10,087	9,671	9,746	9,686	9,003	9,993		10,540	10,681	9,833	10,000
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	850,476	863,092	820,471	800,568	691,635	776,087	750,813	727,723	604,571	664,488	692,493	748,906	785,146	775,522	753,902	699,736	585,142	595,140	538,964		642,297	628,268	605,263	607,910	572,974	565,784	621,423	628,114	654,924	607,419	584,028	548,526	513,245	492,086	495,913	492,864	458,126	508,493	$ 500,000
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	18,462	18,736	17,810	17,378	15,014	16,847	16,298	15,797	13,124	14,424	15,032	16,257	17,044	16,835	16,365	15,190	12,702	12,919	11,700	$ 10,000
MSCI EAFE Value Index Net
Account Value [Line Items]
Account Value	15,199	15,332	14,494	14,006	12,382	13,461	12,884	12,692	10,483	11,196	11,888	12,609	12,532	12,425	12,322	11,166	9,061	9,348	8,743		11,139	11,106	10,664	10,994	10,622	10,526	11,463	11,798	12,313	11,403	11,046	10,415	9,856	9,255	9,000	9,143	8,414	9,577		10,286	10,535	9,684	10,000
MSCI EAFE Value Index Net
Account Value [Line Items]
Account Value	15,199	15,332	14,494	14,006	12,382	13,461	12,884	12,692	10,483	11,196	11,888	12,609	12,532	12,425	12,322	11,166	9,061	9,348	8,743		11,139	11,106	10,664	10,994	10,622	10,526	11,463	11,798	12,313	11,403	11,046	10,415	9,856	9,255	9,000	9,143	8,414	9,577		10,286	10,535	9,684	10,000
MSCI EAFE Value Index Net
Account Value [Line Items]
Account Value	15,199	15,332	14,494	14,006	12,382	13,461	12,884	12,692	10,483	11,196	11,888	12,609	12,532	12,425	12,322	11,166	9,061	9,348	8,743		11,139	11,106	10,664	10,994	10,622	10,526	11,463	11,798	12,313	11,403	11,046	10,415	9,856	9,255	9,000	9,143	8,414	9,577		$ 10,286	$ 10,535	$ 9,684	$ 10,000
MSCI EAFE Value Index Net
Account Value [Line Items]
Account Value	793,537	800,502	756,737	731,275	646,456	702,821	672,696	662,672	547,351	584,548	620,664	658,353	654,303	648,726	643,367	582,988	473,060	488,061	456,460		$ 581,604	$ 579,870	$ 556,786	$ 574,011	$ 554,586	$ 549,575	$ 598,506	$ 615,973	$ 642,866	$ 595,387	$ 576,734	$ 543,793	$ 514,608	$ 483,239	$ 469,893	$ 477,341	$ 439,312	$ 500,012	$ 500,000
MSCI EAFE Value Index Net
Account Value [Line Items]
Account Value	$ 20,110	$ 20,287	$ 19,178	$ 18,533	$ 16,383	$ 17,811	$ 17,048	$ 16,794	$ 13,871	$ 14,814	$ 15,729	$ 16,684	$ 16,582	$ 16,441	$ 16,305	$ 14,775	$ 11,989	$ 12,369	$ 11,568	$ 10,000